Prepaid Expenses and Other Current Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets, Net [Abstract]
Provision for doubtful recoveries		$ 148	$ 39